Financial Instruments - Schedule of Derivative Financial Liabilities by Maturity (Details) - Measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 20,671	¥ 23,352
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	4,190,632	4,092,879
Financial liabilities, at fair value	5,635,859	5,090,592
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	499,779	913,282
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	570,054	206,481
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	216,517	774,784
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	355,414	185,176
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,046,745	326,949
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	2,947,350	2,683,919
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	324,633	750,873
Financial liabilities, at fair value	334,907	805,847
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	161,958	66,983
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,837	100,467
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,903	113,605
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	76,945	347,612
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	41,495	76,162
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	50,769	101,019
Trade and other payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount		547,521
Financial liabilities, at fair value	475,541	547,521
Trade and other payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	475,541	547,521
Trade and other payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	0	0
Lease liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	573,325	619,639
Financial liabilities, at fair value	825,819	900,755
Lease liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	64,443	66,208
Lease liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	57,426	60,944
Lease liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	54,117	55,831
Lease liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	50,974	53,459
Lease liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	49,114	51,235
Lease liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	549,744	613,078
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	16,528	25,108
Financial liabilities, at fair value	18,043	27,590
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	7,766	16,547
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,078	762
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,047	1,053
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,013	1,113
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	1,081	1,096
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	6,057	7,019
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(84,369)	(120,223)
Financial liabilities, at fair value	(269,425)	(400,354)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(35,404)	(56,538)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(29,400)	(40,327)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(29,428)	(39,186)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(30,556)	(73,404)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	(18,240)	(35,218)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Financial liabilities, at fair value	¥ (126,397)	¥ (155,681)